Equity (Tables)	9 Months Ended
Sep. 30, 2023
Equity [Abstract]
Schedule of Estimated Fair Values of the Warrants Measured	During the year ended December 31, 2021, the estimated fair value of the warrants as follows:
Stock price at time of issuance	$0.283 - 1.602
Exercise price	$3.00
Expected term	2 - 5 years
Expected average volatility	75 - 95%
Expected dividend yield	0
Risk-free interest rate	0.16 - 1.08%
September 30,
2023
Exercise price	$4.09 – 7.02
Expected term	5.25 – 7.00 years
Expected average volatility	70% - 76%
Expected dividend yield	-
Risk-free interest rate	3.48% - 4.27%

Schedule of Activity	A summary of activity during the nine months ended September 30, 2023 is as follows:
	Warrant	Weighted- Average	Weighted- Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2022	3,247,500	$3.00	0.44
Grants	-	-	-
Exercised	(816,667)	3.00	-
Expired	-	-	-
Balance as of September 30, 2023	2,430,833	$3.00	1.11
	Stock options	Weighted- Average	Weighted- Average
	Outstanding	Exercise Price	Life (years)
Balance as of December 31, 2022	2,394,150	$7.18	9.11
Grants	332,500	4.93	10.00
Exercised	-	-	-
Forfeited	(47,092)	6.48	-
Expiry	-	-	-
Balance as of September 30, 2023	2,679,558	$6.96	8.59

Exercisable as of September 30, 2023	1,626,816	$6.12	8.17